AGILEX FUNDS



                                   PROSPECTUS

                                FEBRUARY 17, 2004





                       AGILEX TOTAL INDEX GROWTH FUND III

                           AGILEX LS GROWTH FUND III*
        *This Fund is only offered to certain High Net Worth Investors as described herein.






The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ALL ABOUT THE AGILEX FUNDS.....................................................3

      -     AGILEX GROWTH FUNDS SUMMARY........................................3

      -     AGILEX GROWTH FUNDS FEE TABLE......................................8

ADDITIONAL INFORMATION ON HOW THE AGILEX GROWTH FUNDS WILL OPERATE............10

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS................................11

MANAGEMENT....................................................................13

YOUR ACCOUNT..................................................................17

      How to Contact a Fund...................................................17
      General Information.....................................................17
      Buying Shares...........................................................18
      Selling Shares..........................................................20
      Sales Loads.............................................................22
      Exchange Privileges.....................................................22
      Retirement Accounts............................................... .....23

OTHER INFORMATION.............................................................24

      Distributions...........................................................24
      Taxes...................................................................24
      Organization............................................................25
      Financial Highlights....................................................25

ALL ABOUT THE AGILEX FUNDS
---------------------------------------------------------------------------------------------------------

This Prospectus offers shares in two AGILEX Funds. You should carefully read the entire Prospectus, including the descriptions of the risks of investing in a Fund, before you invest in a Fund.

AGILEX GROWTH FUNDS SUMMARY

            IMPORTANT DATES:
                                                                   ZERO COUPON TREASURIES mean debt
INVESTMENT DATE: May 10, 2004.                                     obligations that are issued or
                                                                   guaranteed by the U.S. Treasury and
OFFERING PERIOD: February 17, 2004 to April 30, 2004.              are sold at a significant discount
                                                                   from their face value.  These
PRINCIPAL PROTECTION MATURITY DATE: May 10, 2011.                  securities do not pay current
                                                                   interest to holders prior to
                                                                   maturity, a specified redemption
                                                                   date or cash payment date.

            IMPORTANT TERMS:                                                IMPORTANT INDICES:

ADVISER means AGILEX Advisers LLC.                                 S&P 500 INDEX means an unmanaged
                                                                   index composed of common stocks
COMMON STOCK means an equity or ownership                          of 500 publicly traded large
interest in a company.                                             capitalization companies.

ETFs mean exchange-traded investment                               NASDAQ 100 INDEX means an
companies that are designed to provide                             unmanaged index composed of 100
results corresponding to an equity index.                          of the largest and most actively
ETFs include, among others, iShares, QQQs and                      traded non-financial companies
SPDRS.                                                             listed on the Nasdaq National
                                                                   Market tier of The Nasdaq Stock
FUTURES means futures contracts, including                         Market.
Index Futures, whose value is based on the
value of an underlying index, such as the                          S&P MID-CAP 400 INDEX means an
S&P 500 Index, at some future point.                               unmanaged index composed of the
                                                                   common stocks of 400 domestic
GOVERNMENT SECURITIES mean securities,                             stocks chosen for market size,
including Zero Coupon Treasuries, issued or                        liquidity, and industry group
guaranteed by the U.S. Government, its                             representation.
agencies or instrumentalities.
                                                                   RUSSELL 2000 INDEX means an
OPTIONS mean option contracts, including                           unmanaged index composed of the
Index Options, OTC Options and Options on                          common stocks of the 2,000
ETFs, whose value is based on the value of an                      smallest companies in the Russell
underlying index, such as the S&P 500 Index,                       3000 Index, which represents
at some future point.                                              approximately 8% of the total
                                                                   market capitalization of the
PROTECTED AMOUNT means 90% of the value of a                       Russell 3000 Index.
shareholder's principal investment in a Fund
(INCLUDING ANY SALES LOAD CHARGED ON THE                           For more information on these
PURCHASE OF SHARES OF THE FUND) as of the                          Indices, please see the Statement
Investment Date based on the formula in the                        of Additional Information that
"Principal Protection Feature" section.                            supplements this Prospectus.

PROTECTED AMOUNT PERCENTAGE means the
percentage used to determine a shareholder's
Protected Amount, which shall be 90%.

SUBADVISER means Broadmark Asset
Management, LLC.

TRUST means AGILEX Funds.

INVESTMENT OBJECTIVES

The investment objectives of each Fund are as follows.

The AGILEX TOTAL INDEX GROWTH FUND III ("TOTAL INDEX FUND"). Primary Objective:
    To meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. Secondary Objective: To protect a shareholder's Protected Amount at the end of the same seven-year period.

The AGILEX LS GROWTH FUND III ("LS FUND"). Primary Objective: To meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. Secondary Objective: To protect a shareholder's Protected Amount at the end of the same seven-year period. This Fund is offered only to certain high net-worth investors.

PRINCIPAL INVESTMENT STRATEGIES

To protect your Protected Amount over a seven-year period, each Fund expects to invest in an amount of Zero Coupon Treasuries on the Investment Date that will mature at a stated par value on or before the Principal Protection Maturity Date. Each Fund will invest in an amount of Zero Coupon Treasuries that is sufficient for the Fund to be able to pay you your Protected Amount on the Principal Protection Maturity Date. The Zero Coupon Treasuries purchased by a Fund on the Investment Date are segregated with the Fund's custodian and are referred to herein as the "Designated Treasury Securities." It is expected that at least 60% of a Fund's assets initially will consist of Designated Treasury Securities.

The Total Index Fund seeks to meet or exceed the performance of the S&P 500 Index over a seven-year period by investing in call Options and Futures on any or all of the S&P 500 Index, NASDAQ 100 Index, S&P Mid-Cap 400 Index and Russell 2000 Index. The equity investment strategy of the Total Index Fund is designed to capture the upward movement of the various indices in which it may be invested and minimize the Fund's exposure to downward movement in those indices.

The LS Fund seeks to meet or exceed the performance of the S&P 500 Index over a seven-year period by investing in put and call Options and Futures on the above-mentioned indices in an attempt to maximize returns. The Subadviser applies its proprietary models to determine the level of long versus short exposure, the degree of exposure and the appropriate indices to be long and short. The Subadviser achieves short exposure through the purchase of put Options and not through the use of short sales.

The Subadviser applies its proprietary models to implement each Fund's strategy. When the models indicate that markets are strengthening, the Subadviser seeks to participate in the positive movement of an index by increasing the Fund's exposure to that index, while maintaining minimum cash levels. When the models indicate that markets are weakening, the Subadviser seeks to limit a Fund's exposure to an index by reducing the Fund's investment in that index and by increasing cash levels. In this connection, the Subadviser may invest either Fund's assets (other than assets invested in Designated Treasury Securities) without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents. The Subadviser uses OTC Options, Index Options, Options on ETFs, and Futures because they provide increased exposure to an index's performance without buying the underlying securities comprising the index. The use of Options also permits a Fund to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option. The Subadviser also may invest a Fund's assets directly in ETFs.

NO FUND WILL PURCHASE SECURITIES ON MARGIN OR MAKE SHORT SALES OF SECURITIES.

Because the Funds invest in Options and Futures, each Fund may treat a greater portion of the gain on its investments (I.E., certain Options and Futures) held for a year or less as long-term capital gain compared to typical equity funds that do not invest in Options and Futures to the same extent. This is so because under the Internal Revenue Code, the gain or loss recognized by a Fund on the actual or deemed disposition of certain Options and Futures (including those held for a year or less) will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income (other than certain dividends). SEE "Other Information - Taxes"

PRINCIPAL PROTECTION FEATURE

On the Investment Date, each shareholder's Protected Amount shall be the product of the Protected Amount Percentage (90%) and the shareholder's initial investment amount.

The actual amount of Designated Treasury Securities purchased by a Fund will be the product of the actual price of the 7-year Zero Coupon Treasuries maturing at par ($100) on the Investment Date times the Protected Amount Percentage.

Each Fund then invests in the Designated Treasury Securities to provide the funds necessary to pay your Protected Amount at maturity. If you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of the net asset value of your shares of the Fund ("NAV") or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and the other conditions to principal protection described in this Prospectus.

If you redeem (sell) or exchange any of your shares of a Fund before the Principal Protection Maturity Date, you will reduce your Protected Amount by the same percentage amount as the reduction in the amount of your current investment in the Fund. For example, if you invested $25,000 in the Total Index Fund (with a Protected Amount Percentage of 90%), your Protected Amount is $22,500. If one year later the value of your investment is $30,000 and you sell $3,000 worth of shares (i.e., 10% of $30,000), your Protected Amount will be reduced by 10% to $20,250. If after one year, the value of your investment is $20,000 and you sell $3,000 worth of shares (i.e., 15% of $20,000), your Protected Amount will be reduced by 15% to $19,125. Similarly, if you do not reinvest all your dividends and other distributions, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value.

Please see pages 10-11 for more information on the operation of the AGILEX Growth Funds.

PRINCIPAL RISKS OF INVESTING IN A FUND

The principal risks of an investment in a Fund are interest rate risk, credit risk, market risk and management risk.

Interest rate risk is the risk that changes in interest rates will affect a Fund's investments, including investment in the Designated Treasury Securities used to fund your Protected Amount. Increases in interest rates may cause a decline in the value of a Fund's investment in the Designated Treasury Securities during the period between the Investment Date and the Principal Protection Maturity Date, which could result in a loss to you if you were to sell your shares in a Fund before the Principal Protected Maturity Date. However, it is not expected that interest rate risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date or the ability of a Fund to pay your Protected Amount if the Designated Treasury Securities are held until their maturity.

Credit risk is the risk that the issuer of a security or other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. It is not expected that credit risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date.

Market risk is the risk that the value of a Fund's investments, including its investment in Designated Treasury Securities, will fluctuate and that prices overall will decline over short- or long-term periods. Each Fund may use investment techniques that could be considered aggressive, including, for example, the use of Futures on equity indices. There is no assurance that a Fund will achieve its investment objective. If a Fund's investments were to experience drastic or sustained losses, it could be necessary for the Fund to sell Designated Treasury Securities to pay its expenses, which would reduce the funds available to the Fund to pay the Protected Amount to shareholders on the Principal Protection Maturity Date. If insufficient Designated Treasury Securities exist on the Principal Protection Maturity Date, it is possible, although unlikely, that the Fund would be unable to pay the full Protected Amount, if necessary.

Management risk is the risk that the Subadviser's strategies and securities selections might not produce the intended results.

A Fund does not provide a specific return on your capital and does not ensure that you will experience an overall positive return from your investment in the Fund.

You would not receive your full Protected Amount on the Principal Protection Maturity Date if:

    o You redeem some or all of your shares in a Fund prior to the Principal Protection Maturity Date or fail to reinvest all of your dividends and other distributions in additional shares of the Fund; or
    o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, the Fund will maintain a cash reserve of at least 5% of its net assets for the purpose of paying its expenses.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

OFFERING PERIOD AND INVESTMENT DATE

Each Fund has an Offering Period that begins on February 17, 2004 and ends on April 30, 2004. Each Fund will accept orders to purchase shares only during the Offering Period. Any funds you send to a Fund during the Offering Period will be invested in that Fund, less any applicable sales load, while you are waiting for the Investment Date for the Fund. During the Offering Period, the Fund will invest in Government Securities, cash and cash equivalents. On the Investment Date, the Fund will convert its assets to Designated Treasury Securities and other instruments as described in this Prospectus.

WHO MAY WANT TO INVEST IN A FUND

A Fund may be appropriate for you if you:
    o Seek potential for growth but place a premium on capital preservation, and
    o   Have an investment time horizon of at least seven years.

A Fund may NOT be appropriate for you if you:
    o   Need regular income, or
    o   Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE

Performance information is not provided because the Funds have not commenced operations prior to the date of this Prospectus.

AGILEX GROWTH FUNDS FEE TABLE
-----------------------------

The following tables describe the various fees and expenses that you will bear if you invest in a Fund.

  SHAREHOLDER FEES - TOTAL INDEX FUND (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 $25,000     $100,000    $250,000
                                                     TO          TO          TO       $500,000 OR
                                                  $99,999     $249,999    $499,999        MORE

Maximum Sales Charge (Load) Imposed on
Purchases  (as a % of offering price)              4.75%*      3.75%*      2.75%*       1.75%*

Maximum Deferred Sales Charge (Load)
Imposed on Purchases (as a % of
purchase or sales price, whichever is lower)       None        None        None         None

*  Maximum sales load, as applicable, is charged on an investment in each Fund.

ANNUAL TOTAL INDEX FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(1)                                      0.81%
Rule 12b-1 Fees(2)                                      0.75%
Other Expenses(3)                                       0.65%
                                                        ----
Total Annual Fund Operating Expenses                    2.21%
                                                        ====

(1) The aggregate annual management fee paid by the Total Index Fund equals the sum of (1) 0.40% of the average daily net assets of the Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of the Fund invested in all other assets. The management fee shown in the table above is the estimated management fee for the Total Index Fund for the fiscal year ending December 31, 2004. This estimate is based on assumptions regarding the amount of the Fund's assets that will be invested in Designated Treasury Securities (based on prices for such securities as of the date of this Prospectus) and other assets. The actual Management Fee paid by the Fund will vary and may be higher than the estimate. For additional information on the Management Fees, please refer to "The Adviser and Subadviser" sub-section of the "Management" section of the Prospectus.

(2) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.

(3) Based on estimated amounts for the Total Index Fund's fiscal year ending December 31, 2004. The actual expense ratio of a Fund could be materially different from that shown in the table above if the Fund's net assets or other results of operations at the end of the first fiscal year are different than the assumptions used to derive these estimates.

 SHAREHOLDER FEES - LS FUND (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 $25,000     $100,000    $250,000
                                                     TO          TO          TO       $500,000 OR
                                                  $99,999     $249,999    $499,999        MORE

Maximum Sales Charge (Load) Imposed on
Purchases  (as a % of offering price)              4.75%*      3.75%*      2.75%*       1.75%*
Maximum Deferred Sales Charge (Load)
Imposed on Purchases (as a % of
purchase or sales price, whichever is lower)       None        None        None         None

*  Maximum sales load, as applicable, is charged on an investment in each Fund.

ANNUAL LS FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(1)                                      0.25%
Rule 12b-1 Fees(2)                                      0.75%
Other Expenses(3)                                       0.65%
                                                        ----
Total Annual Fund Operating Expenses                    1.65%
                                                        ====

(1) The management fee is 0.25% plus 25% of the amount by which the return of the LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. For additional information on the Management Fees, please refer to "The Adviser and Subadviser" sub-section of the "Management" section of the Prospectus.

(2) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.

(3) Based on estimated amounts for the LS Fund's fiscal year ending December 31, 2004. The actual expense ratio of the Fund could be materially different from that shown in the table above if the Fund's net assets or other results of operations at the end of the first fiscal year are different than the assumptions used to derive these estimates.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $25,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, the Fund's expenses are equal to the Total Annual Operating Expenses as stated in the tables above and remain the same throughout each period, and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   FUND
AGILEX TOTAL INDEX GROWTH FUND III
   After One Year                                          $1,721
   After Three Years                                       $2,833
AGILEX LS GROWTH FUND III
   After One Year                                          $1,587
   After Three Years                                       $2,427

ADDITIONAL INFORMATION ON HOW THE AGILEX GROWTH FUNDS WILL OPERATE
--------------------------------------------------------------------------------

Each Fund seeks to meet or exceed the performance of the index identified in its investment objective over a seven-year period while protecting your Protected Amount at the end of the same seven-year period. There is no assurance that a Fund will achieve its investment objective. A Fund's investment objective may be changed without shareholder approval.

OFFERING PERIOD AND INVESTMENT DATE

The Offering Period is the time during which you may subscribe for shares of a Fund. Each Fund's Offering Period begins on February 17, 2004 and ends on April 30, 2004. May 10, 2004 represents each Fund's Investment Date. Orders to purchase shares are accepted only during the Offering Period.

Any of your funds received by a Fund during the Offering Period will be invested in that Fund, less any applicable sales load. During the Offering Period, the Fund will invest in Government Securities, cash and cash equivalents. Your investment in the Fund during the Offering Period may earn dividends. You may redeem shares in a Fund during the Offering Period at any time. However, your remaining account value must be sufficient to meet that Fund's initial investment minimum. If you redeem all of your shares in a Fund prior to the Investment Date, you will be reimbursed any sales load you paid on the purchase of shares of the Fund.

If a Fund does not reach $5 million in assets and 500 shareholders by the end of the Offering Period, the Fund may extend its Offering Period for any length of time. Under these conditions, the Funds also reserve the right to liquidate and return the then current value of your account plus the sales load you paid on the purchase of shares.

On the Investment Date, each Fund will invest its assets in Designated Treasury Securities and other instruments as described in this Prospectus.

PRINCIPAL PROTECTION FEATURE

Your Protected Amount will equal 90% of your initial investment, including any sales load charged on the purchase of shares of the Fund, as of the Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

    o You may NOT redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all your shares in a

        Fund prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

    o Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

    o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund will maintain a cash reserve of at least 5% of its net assets for the purpose of paying its expenses.

PRINCIPAL PROTECTION MATURITY DATE

On the Principal Protection Maturity Date, you may elect to redeem your shares or to exchange your shares of a Fund for shares of any new Fund to be offered on the Principal Protection Maturity Date. Prior to its Principal Protection Maturity Date, you will be sent a prospectus for the new Fund, if available. Because an exchange is a sale and purchase of shares, you will be subject to the new Fund's sales charge on the subsequent purchase of shares and any gain on the exchanged shares would be taxable.

If you do not elect to redeem or exchange shares on the Principal Protection Maturity Date, a Fund will liquidate its portfolio holdings to the extent necessary to redeem your shares and provide you with the greater of NAV or your Protected Amount owed to you by the Fund.

You may obtain your Protected Amount(s) by calling (800) 356-5740.

SUMMARY

In summary, if you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of NAV or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and other conditions described in this Prospectus.

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS
----------------------------------------------

ZERO COUPON TREASURIES. Zero Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Treasuries must be included ratably in the income of a Fund as the income accrues, even though payment has not been received. Because interest on Zero Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. It is not expected that this risk will affect the ability of a Fund to receive the par value of its investments in Zero Coupon Treasuries on their maturity date or the ability of a Fund to pay a shareholder's Protected Amount if the Zero Coupon Treasuries are held until maturity.

OPTIONS ON INDICES. Each Fund may purchase exchange-traded or over-the-counter call Options on stock indices. The LS Fund may also purchase exchange-traded or over-the-counter put Options on stock indices. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. A stock index fluctuates with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index Options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of Options on stock indexes will be subject to the Subadviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

OPTIONS ON FIXED-INCOME SECURITIES AND EQUITY SECURITIES. Each Fund may purchase exchange-traded or over-the-counter call Options on equity securities and Options on fixed-income securities. The LS Fund also may purchase exchange-traded or over-the-counter Options on fixed-income securities and equity securities. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

ETFs OR EXCHANGE TRADED FUNDS. Each Fund may invest up to 10% of its total assets in shares of ETFs. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares").

iShares are listed on the American Stock Exchange ("AMEX") and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. If substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the assets of a Fund that invests therein, and thus the value of the Fund's shares, could also be substantially and adversely affected if a shareholder sells his or her shares in the Fund prior to the Principal Protection Maturity Date. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

FUTURES. Each Fund may purchase or sell Futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like Options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

SHORT-TERM INSTRUMENTS. As part of its investment strategy and to respond to adverse market, economic, political or other conditions, a Fund may invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of AGILEX Funds (i.e., the Trust), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of a Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER AND SUBADVISER

Each Fund's investment adviser is AGILEX Advisers LLC, 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"), is a limited liability company controlled by AGILEX Holdings LLC. The Adviser provides investment advisory services to mutual funds and had approximately $28 million in assets under management as of January 31, 2004. The Adviser's principal officers collectively have provided investment advisory and management services to clients, including major institutions, for over 75 years.

The Trust, on behalf of the Total Index Fund, pays the Adviser a fee as a percentage of the average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets.

The Trust, on behalf of the LS Fund, pays the Adviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

Subject to the supervision of the Adviser and the Board, Broadmark Asset Management, LLC ("Subadviser"), a Delaware limited liability company with its principal offices located at 650 Fifth Avenue, 3rd Floor, New York, New York 10019 and 100 Drake's Landing Road, Suite 255, Greenbrae, California 94904, serves as the investment subadviser to each Fund. The Subadviser is registered as an investment adviser under the Advisers Act. The control principals of the Subadviser include Daniel J. Barnett, Christopher J. Guptill, Donald G. Smiley and Progress Putnam Lovell Ventures, LLC, an investment fund, which is owned 99% by California Public Employees' Retirement System (CALPERS), the nation's largest public retirement system with approximately $150 billion in assets under management. The Subadviser is a research driven investment adviser that employs quantitative investment models and qualitative methodologies and operates from offices in San Francisco, New York and London. The Subadviser's team of investment professionals, including Mr. Barnett, Mr. Guptill and Mr. Smiley discussed below, has collectively provided investment advisory and management services to clients for over 75 years, including eight years together employing such models for equity investment strategies similar to those used for the Funds.

The Trust, on behalf of the Total Index Fund, pays the Subadviser a fee as a percentage of the average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.18% of the excess over $2 billion up to $3 billion of such assets, 0.16% of the excess over $3 billion up to $4 billion of such assets, and 0.14% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 0.90% of the excess over $2 billion up to $3 billion of such assets, 0.80% of the excess over $3 billion up to $4 billion of such assets, and 0.70% of the excess over $4 billion of such assets. In addition, the Trust, on behalf of the LS Fund, pays the Subadviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

MANAGEMENT OF THE FUNDS

Management of the Funds will be provided by a portfolio management team headed by Mr. Guptill and including Mr. Barnett and Mr. Smiley.

Mr. Guptill is President and Chief Investment Officer of the Subadviser. Mr. Guptill, a founding member of the Subadviser, is based in the California office and is responsible for the development of the Subadviser's investment management programs and products. He is also responsible for the implementation of all portfolio management and execution. He began his career in 1979 at Paine Webber, Jackson and Curtis. In the mid-1980s, he developed a specialty for identifying emerging equity managers. In 1994, Mr. Guptill joined McKinley Capital Management, Inc. ("McKinley") and was initially responsible for portfolio management as senior portfolio manager. He later became the firm's chief equity strategist and was responsible for managing client assets approaching $2 billion. Additionally, Mr. Guptill developed, launched and co-managed the firm's alternative investment portfolios. Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.

Mr. Barnett is Chairman, Chief Executive Officer and a founding member of the Subadviser. He is based in the New York office and is responsible for the executive management of the firm. He began his career at Chase Manhattan Bank and from 1976 until 1986 he was with E.D. & F. Man where he was Group Finance Director. Mr. Barnett was responsible for the company's financial activities and served on the Board of Directors of Man from 1982 to 1986. In 1986, he acquired a controlling interest in Machado & Co. Inc., a coffee trading and asset management firm with offices in New York and London and subsequently arranged the sale of Machado to the French commodity firm of Sucre et Denrees in 1990. Mr. Barnett was CEO of Sucre et Denrees' North American Operations until he reacquired Machado in 1991. He joined McKinley in 1995 as marketing director and became President of McKinley's international business in 1997. Mr. Barnett graduated from Dartmouth College, earning his BA with distinction in psychology in 1970. After graduation, he served as a commissioned line officer in the United States Navy.

Mr. Smiley is Executive Vice President and Director of Research/Portfolio Management of the Subadviser. Mr. Smiley, a founding member of the Subadviser, is based in the California office and is responsible for all aspects of programming and systems development. After receiving his MBA in 1979, Mr. Smiley spent three years as a Financial Analyst where he developed expertise in systems and microcomputers. In 1986, Mr. Smiley launched a computer consulting business focusing on custom software development. In 1991, McKinley became a client. He joined McKinley full-time in 1994 as Systems Manager and became Director of Research. Mr. Smiley is a 1975 graduate of University of California at Los Angeles with a BA in Psychobiology and in 1979 received his MBA in Finance at the University of Washington, Seattle.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (the "Distributor") of the shares of each Fund. The Distributor acts as the representative of the Trust in connection with the offering of the shares of each Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of a Fund.

J.P. Morgan Investor Services Company ("J.P. Morgan") provides administrative, accounting and transfer agency services to the Funds and JPMorgan Chase Bank, with more than $900 billion in mutual fund client assets held in custody, provides custodian services to the Funds. Under an arrangement between the JPMorgan Prime Money Market Fund and J.P. Morgan, J.P. Morgan may waive up to 0.20% of its fee in connection with the investment of assets of the Funds in the JPMorgan Prime Money Market Fund.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1414, serves as independent auditors for the Trust.

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221, serves as counsel to the Trust.

FUND EXPENSES

Each Fund pays for its own expenses, including expenses related to the offering of Fund shares. Pursuant to the Advisory Agreement with the Trust, the Adviser may advance certain Fund expenses related to the offering of Fund shares, which are reimbursed by the Fund. The expenses of each Fund are comprised of the Fund's expenses as well as Trust expenses that are allocated among the series of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Funds. Any fee waiver or expense reimbursement increases investment performance of a Fund for the period during which the waiver or reimbursement is in effect.

DISTRIBUTION AND SHAREHOLDER SERVICE EXPENSES

Each Fund has adopted a distribution plan under Rule 12b-1 under the Investment Company Act of 1940 under which the Trust may pay monthly fees on behalf of each Fund at an annual rate of up to 0.75% of the average net assets of each Fund. Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser and Distributor) for providing distribution-related, marketing and other services to shareholders.

Each Fund also pays 0.25% of its average daily net assets for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser, Subadviser or other financial institutions that provide shareholder services with respect to a class.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT A FUND

WRITE TO US AT:                             OVERNIGHT ADDRESS:
      AGILEX Funds                                AGILEX Funds
      c/o JPMorgan                                c/o JPMorgan
      PO Box 182913                               3435 Stelzer Rd.
      Columbus, OH 43218-2913                     Suite 1000
                                                  Columbus, OH 43219

WIRE INVESTMENTS (OR ACH                     TELEPHONE US AT:
PAYMENTS) TO:                                     (800) 356-5740 (toll free)
      J.P. Morgan Chase Bank
      1 Chase Manhattan Plaza
      New York, NY 10081
      ABA # 021000021
      DDA# ###-##-####
      Attn: AGILEX Funds
      Fund Name
      Account Name
      Account Number

GENERAL INFORMATION

You may purchase or redeem (sell) shares of a Fund at the net asset value of the shares (NAV) plus any applicable sales load next calculated after J.P. Morgan receives your request in proper form (as described in this Prospectus on pages 21-23). For instance, if J.P. Morgan receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales load. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The minimum investment for each Fund is $25,000. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Funds value securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees (other than sales loads) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

You must meet the eligibility requirements of the LS Fund to purchase shares of that Fund. To purchase shares of the LS Fund, you must have a net worth of more than $1.5 million. Contact J.P. Morgan or the Adviser for additional information on how to qualify for the purchase of shares of the LS Fund or see the Application.

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

      CHECKS. For all accounts, the check must be made payable on its face to "AGILEX Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

      ACH. Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

      WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                               REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP               Instructions must be signed by
AND JOINT ACCOUNTS                            all persons required to sign
Individual accounts are owned by              exactly as their names appear on
one person, as are sole                       the account
proprietorship accounts.  Joint
accounts can have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR                 Depending on state laws, you can
(UGMA, UTMA)                                  set up a custodial account under
These custodial accounts provide              the UGMA or the UTMA
a way to give money to a child                The custodian must sign
and obtain tax benefits                       instructions in a manner
                                              indicating custodial capacity

BUSINESS ENTITIES                             Submit a Corporate/Organization
                                              Resolution form or similar
                                              document

TRUSTS The trust must be established before an account can be opened Provide a certified trust document, or the pages from the trust document, that identify the trustees

INVESTMENT PROCEDURES

      HOW TO OPEN AN ACCOUNT                     HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                      BY CHECK
o  Call or write us for an account            o  Fill out an investment
   application (and                              slip from a confirmation
   Corporate/Organization Resolution             or write us a letter
   form, if applicable)                       o  Write your account
o  Complete the application (and                 number on your check
   resolution form)                           o  Mail us the slip (or
o  Mail us your application (and                 your letter) and the check
   resolution form) and a check

BY WIRE                                       BY WIRE
o  Call or write us for an account            o  Call to notify us of
   application (and                              your incoming wire
   Corporate/Organization Resolution          o  Instruct your bank to
   form, if applicable)                          wire your money to us
o  Complete the application (and
   resolution form)
o  Call us to fax the completed
   application (and resolution form)
   and we will assign you an account
   number
o  Mail us your application (and
   resolution form)
o  Instruct your financial
   institution to wire your money to us

BY ACH PAYMENT
o  Call or write us for an account
   application (and
   Corporate/Organization Resolution
   form, if applicable)
o  Complete the application (and
   resolution form)
o  Call us to fax the completed
   application (and resolution form)
   and we will assign you an account
   number
o  Mail us your original application
   (and resolution form)
o  We can electronically debit your
   purchase proceeds from your selected
   account

LIMITATIONS ON PURCHASES. Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or J.P. Morgan, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with J.P. Morgan) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by J.P. Morgan.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation

BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o   Mail us your request (See "By Mail")

BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)

o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is registered
    o   Additional form of identification

o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

    o   Written requests to redeem $100,000 or more
    o   Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $500 ($250 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the operations of a Fund (for example, if it represents more than 1% of the assets of a Fund).

LOST ACCOUNTS. A Fund will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Fund determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to a Fund will be reinvested and the checks will be canceled.

SALES LOADS

SALES LOAD SCHEDULE. An initial sales load is assessed on purchases of shares as follows:

                                       SALES LOAD AS A PERCENTAGE OF:

                                     PUBLIC        NET AMOUNT
AMOUNT INVESTED                  OFFERING PRICE    INVESTED(1)     REALLOWANCE %
$25,000 to $99,999                    4.75%           4.99%           4.00%
$100,000 to $249,999                  3.75%           3.90%           3.00%
$250,000 to $499,999                  2.75%           2.83%           2.00%
$500,000 or more                      1.75%           1.78%           1.00%
(1) Rounded to the nearest one-hundredth percent.

The offering price for shares of a Fund includes the relevant sales load. The commission paid to the Distributor is the sales load less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the Distributor may elect to reallow the entire sales load for all sales during a particular period.

From time to time and at its own expense, the Distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns, dealer-sponsored special events or other expenses.

REDUCED SALES LOADS AND SALES LOAD WAIVERS. You may qualify for a reduced initial sales load on purchases of shares of a Fund under rights of accumulation or a letter of intent. Shares of each Fund can be purchased without a sales load if the amount invested represents redemption proceeds from a mutual fund not affiliated with the Adviser, provided the redemption occurred within 60 days of the purchase of a Fund's shares and the redeemed shares were subject to a sales charge. Shares of each Fund also can be purchased without a sales load by certain individuals and institutions under certain other circumstances. For additional information, see the SAI.

EXCHANGE PRIVILEGES

You may exchange your shares of a Fund for shares of certain other series of the Trust then offered. For a list of Funds available for exchange, you may call J.P. Morgan. If you exchange into a Fund that has a sales load, you will have to pay any difference between the sales load of the Fund originally purchased and the sales load of the class of shares of the Fund purchased upon exchange. Because exchanges are a sale and purchase of shares, any gain on the exchanged shares would be taxable. You must meet the eligibility requirements of the LS Fund in order to exchange into that Fund.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL

o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The names of each Fund you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee, if required
o   Mail us your request and documentation

BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification

RETIREMENT ACCOUNTS

The Funds offer individual retirement accounts ("IRAs"), including traditional and Roth IRAs. The Funds may also be appropriate for other retirement accounts or Coverdell Education Savings Accounts ("CESAs"). Before investing in any IRA, other retirement account or CESA, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund distributes its net investment income and net capital gain at least annually. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after the shares are issued.

If you elect to receive your distributions in cash, you will reduce your Protected Amount by the same percentage amount that the distribution represents of your total account value as of the time of the distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional Fund shares.

TAXES

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise tax.

A Fund's distributions of net income (including the excess of net short-term capital gain over net long-term capital loss) are taxable to you as ordinary income and will not qualify for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003). A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have held your shares of a Fund. Any such distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of 2008 will be subject to a 15% maximum federal income tax rate for individual shareholders. Distributions may also be subject to certain state and local taxes.

The redemption or exchange of shares of a Fund is a taxable transaction for income tax purposes. Any capital gain an individual shareholder recognizes on a sale or exchange through the end of 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options and futures contracts. In general, a Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at that time at its fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss a Fund recognizes on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss.

Each Fund will send you information about the income tax status of distributions paid during a year shortly after December 31 of that year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                                  AGILEX FUNDS

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
           Additional information about the Funds' investments will be available in the Funds' annual/semi-annual reports to shareholders.
  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
         The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

                              CONTACTING THE FUNDS
   You can get free copies of the annual/semi-annual reports (when available)
             and the SAI, request other information and discuss your
                      questions about a Fund by contacting:

                                  AGILEX Funds
                                  c/o JP Morgan
                                  PO Box 182913
                             Columbus, OH 43218-2913
                           (800) 356-5740 (toll free)


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Funds' annual/semi-annual reports (when available), the SAI, and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC").
  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
           You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

       Free copies of the reports and the SAI are available from the SEC's
                            Web site at www.sec.gov.



                    Investment Company Act File No. 811-21123